Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Sep. 30, 2022 $ / shares Y	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 Y	Jan. 28, 2021 $ / shares USD ($)
Dividend rate
Fair Value Measurements
Derivative liability, measurement input	0	0
Exercise price
Fair Value Measurements
Derivative liability, measurement input	11.50		11.50			11.50
Stock Price
Fair Value Measurements
Derivative liability, measurement input	9.85		9.74			9.79
Option term (in years)
Fair Value Measurements
Derivative liability, measurement input	5.09			4.82	4.82	5.00
Volatility
Fair Value Measurements
Derivative liability, measurement input	0.40	0.12
Discount rate for lack of marketability		12				19
Risk-free interest rate
Fair Value Measurements
Derivative liability, measurement input	0.041	0.013
Discount rate for lack of marketability		1.3				0.7